Consolidated Balance Sheets - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Current assets:
Cash	$ 865,975	$ 105,926
Accounts receivable, net	1,367,331	756,084
Share proceeds receivable	418,669
Device parts inventory, net	1,583,726	2,131,599
Prepaid expenses and deposits	792,842	622,957
Total current assets	5,028,543	3,616,566
Operating lease asset	1,010,545	1,139,188
Revenue earning devices, net of accumulated depreciation of $2,292,172 and 952,844, respectively	4,539,180	2,480,002
Fixed assets, net of accumulated depreciation of $491,186 and $349,878, respectively	258,328	268,075
Trademarks	33,321	27,080
Investment at cost	100,000	50,000
Security deposit	15,880	15,880
Total assets	10,985,797	7,596,791
Current liabilities:
Accounts payable and accrued expenses	2,121,871	2,034,301
Customer deposits	91,578	73,702
Current operating lease liability	197,349	237,653
Current portion of deferred variable payment obligation	1,901,258	904,377
Loan payable - related party	329,365	257,438
Deferred compensation for CEO	2,202,600	538,767
Current portion of loans payable, net of discount of $0 and $688,598	519,105	13,190,882
Vehicle loan - current portion		38,522
Current portion of accrued interest payable	213,555	4,440,009
Total current liabilities	7,576,681	21,715,651
Non-current operating lease liability	810,513	889,360
Loans payable, net of discount of $360,163 and $4,118,332, respectively	31,922,078	14,798,532
Deferred variable payment obligation	2,525,000	2,525,000
Incentive compensation plan payable	4,000,000	2,500,000
Accrued interest payable	13,680,453	5,367,805
Total liabilities	60,514,725	47,796,348
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock, value
Common Stock, $0.00001 par value; 20,000,000,000 shares authorized 14,412,453,768 and 9,238,750,958 shares issued, issuable and outstanding, respectively	144,125	92,388
Additional paid-in capital	106,316,844	92,565,513
Preferred stock to be issued	99,086	99,086
Accumulated deficit	(156,496,930)	(132,962,427)
Total stockholders’ deficit	(49,931,012)	(40,199,557)
Total liabilities and stockholders’ deficit	10,985,797	7,596,791
Series B Redeemable Preferred Stock [Member]
Current liabilities:
Convertible Redeemable Preferred Stock, value
Series C Redeemable Preferred Stock [Member]
Current liabilities:
Convertible Redeemable Preferred Stock, value	402,084
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	3,350	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	$ 2,513	$ 2,533